Lease liability - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Deferred gain on finance lease liability	$ 1,734	$ 2,150
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	2.95%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	9.45%